     As filed with the Securities and Exchange Commission on November 7, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09447

                            Jacob Internet Fund Inc.
               (Exact name of registrant as specified in charter)

                   C/O Jacob Asset Management of New York, LLC
                                  1675 Broadway
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                                   Ryan Jacob
                   C/O Jacob Asset Management of New York, LLC
                                  1675 Broadway
                               New York, NY 10019
                     (Name and address of agent for service)

                                 (212)-698-0700
               Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2003

Date of reporting period: August 31, 2003

Item 1. Report to Stockholders.
-------------------------------

                            Jacob Internet Fund Inc.

                                 Annual Report
                                August 31, 2003

      The Jacob Internet Fund is a mutual fund with the primary investment objective of long-term growth of capital with current income as a secondary objective.

                               Investment Adviser
                     Jacob Asset Management of New York LLC

                                     [LOGO]

                               TABLE OF CONTENTS

Letter From the Manager..............    1
Schedule of Investments..............    3
Statement of Assets and                  6
  Liabilities........................
Statement of Operations..............    7
Statement of Changes in Net Assets...    8
Financial Highlights.................    9
Notes to Financial Statements........   10
Report of Independent Auditors.......   14
Additional Information...............   15

                                                                    October 2003

Dear Fellow Investors,

    Over the past twelve months, we finally saw indications that the U.S. economy not only found stability but also picked up a bit of steam. This resumption of growth was a very positive backdrop for the equity markets, and we are happy to report that the Fund participated nicely in this recovery. While concerns such as budget deficits and a continued lackluster job market will likely temper growth for now, we are still optimistic about the opportunities we see for investment in the Internet sector.

    We continue to believe that the most attractive opportunities are in small-to-midsize companies, as these tend to be the best performers in the early stages of an economic recovery. Where last year we found a great many of our most attractive investments in value-oriented situations, today we see more of a balanced picture, with a number of new growth companies added to the portfolio. On the value front, we focused on companies that primarily rely on increased corporate spending on technology. We have yet to experience a significant pickup in business IT purchases that would warrant paying high-growth multiples. However, two trends that benefited a number of the companies in our portfolio -- robust consumer spending and growing online advertising -- led to sizable and, we believe, justifiable increases in valuation. This balance of value and growth stocks is not only a big distinction between us and our peers, but it also gives us a more balanced portfolio approach, which helps to mitigate some of the Fund's volatility.

    We are still engaged in an active trading strategy, although our overall turnover dropped over the past year. Just as a reminder, these shifts are generally made to reduce position sizes in times of uncertainty and to add to positions more aggressively when oversold conditions occur. This was a key part of our portfolio management strategy for the last two years and we expect it to remain so. As the Fund generated above average performance utilizing this strategy over up and down periods, we are even more convinced that it is a sound strategy in order to both manage risk and maximize returns.

    Our broad strategy for the Fund remains the same -- invest in those companies that we believe can succeed through superior business plans, well-capitalized balance sheets and strong partnerships. We are happy to report that we remain confident in the near-term prospects of our holdings, especially with the economic picture improving. In addition, if the economy's growth ends up being more robust than current forecasts, we believe the Internet sector will disproportionately benefit. This optimism in the growth of the sector is at the core of what drives our long-term viewpoint, and why we continue to believe the Fund is positioned well for the future.

    Once again, we would like to thank all shareholders for their trust and confidence and we look forward to a bright future together.

Ryan Jacob
Chief Portfolio Manager

Please refer to page 2 for standardized performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

There are specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks.

Quasar Distributors, LLC, Distributor

                                         [Graph]


                  Jacob Internet Fund            S&P 500'r' Index         NASDAQ Composite Index
                  -------------------            ----------------         ----------------

12/14/99......          10000                         10000                   10000
02/29/00......          10250                          9678                   12844
08/31/00......           5540                         10813                   11512
02/28/01......           1720                          8884                    5896
08/31/01......            830                          8176                    4954
02/28/02......            790                          8039                    4759
08/31/02......            600                          6704                    3621
02/28/02......            800                          6216                    3694
08/31/03......           1480                          7513                    5010

FOR PERIOD ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------

                                                                         ANNUALIZED SINCE
                                                                           COMMENCEMENT
                                                              ONE YEAR    OF OPERATIONS
                                                              --------    -------------
Jacob Internet Fund.........................................   146.67%       (40.21)%
S&P 500'r'..................................................    12.07%        (7.40)%
NASDAQ Composite Index......................................    38.36%       (16.96)%

The Standard & Poor's 500'r' Index (S&P 500'r') is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.

This chart assumes an initial gross investment of $10,000 made on December 14, 1999 (commencement of operations). Returns shown include the reinvestment of all dividends, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2003
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
  ------                                                                                 -----
              COMMON STOCKS                                               82.9%
--------------------------------------------------------------------------------------------------
              INTERNET -- COMMERCE                            22.8%
    160,323   Autobytel Inc.*                                                         $ 1,364,349
     30,000   Digital River, Inc.*                                                      1,334,000
     16,000   eBay Inc.*                                                                  886,080
    330,000   E*Trade Group, Inc.*                                                      3,045,900
    138,500   FreeMarkets, Inc.*                                                        1,232,650
     25,000   Getty Images, Inc.*                                                       1,020,000
    686,705   HomeStore, Inc.*                                                          2,451,537
     23,037   InterActiveCorp*                                                            852,599
     48,000   Monster Worldwide Inc.*                                                   1,311,360
    129,200   Netflix Inc.*                                                             4,288,148
    100,000   The Charles Schwab Corporation                                            1,086,000
    233,604   ValueClick, Inc.*                                                         2,160,837
                                                                                      -----------
                                                                                       21,033,460
--------------------------------------------------------------------------------------------------
              INTERNET -- COMMUNICATIONS                       7.4%
    171,750   Aether Systems, Inc.*                                                       929,167
     26,500   CIENA Corporation*                                                          172,250
     99,600   Cosine Communications, Inc.*                                                553,776
    149,000   GlobespanVirata, Inc.*                                                    1,133,890
    407,000   Nuance Communications Inc.*                                               2,185,590
    222,250   Openwave Systems Inc.*                                                    1,091,248
    120,000   Terayon Communication Systems, Inc.*                                        782,400
                                                                                      -----------
                                                                                        6,848,321
--------------------------------------------------------------------------------------------------
              INTERNET -- INFRASTRUCTURE                      29.1%
     20,000   Adobe Systems Incorporated                                                  776,600
    138,309   Agile Software Corporation*                                               1,381,707
      1,000   Akamai Technologies, Inc.*                                                    4,160
     50,000   Apple Computer, Inc.*                                                     1,131,500
     41,100   Digital Insight Corporation*                                                984,345
    182,000   Internet Security Systems, Inc.*                                          2,273,180
    305,254   MatrixOne, Inc.*                                                          1,614,794
    143,624   Netegrity, Inc.*                                                          1,388,844
     10,000   Network Associates, Inc.*                                                   139,200
        100   OPNET Technologies, Inc.*                                                     1,200
    233,900   Palm, Inc.*                                                               4,268,675
    356,100   Plumtree Software, Inc.*                                                  1,460,010
    277,300   RealNetworks, Inc.*                                                       1,752,536
    287,700   Roxio, Inc.*                                                              2,805,075
     35,700   SafeNet, Inc.*                                                            1,286,628

                     See notes to the financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2003
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
  ------                                                                                 -----
              COMMON STOCKS -- (CONTINUED)                                82.9%
--------------------------------------------------------------------------------------------------
              INTERNET -- INFRASTRUCTURE -- (CONTINUED)       29.1%
     85,000   VeriSign, Inc.*                                                         $ 1,272,450
    487,100   webMethods, Inc.*                                                         4,393,642
                                                                                      -----------
                                                                                       26,934,546
--------------------------------------------------------------------------------------------------
              INTERNET -- MEDIA CONTENT                       23.6%
    281,100   Alloy, Inc.*                                                              1,852,449
     69,600   Ask Jeeves, Inc.*                                                         1,267,416
      3,200   CNET Networks, Inc.*                                                         26,944
     53,650   DigitalThink, Inc.*                                                         160,950
     95,000   DoubleClick Inc.*                                                         1,070,650
     10,000   Electronic Arts Inc.*                                                       897,500
    126,686   InfoSpace, Inc.*                                                          2,001,639
    621,500   iVillage Inc.*                                                            1,211,925
    181,500   MarketWatch.com, Inc.*                                                    1,493,745
     26,500   Netease.com Inc. -- ADR*^                                                 1,349,115
     38,700   Overture Services, Inc.*                                                    964,791
     90,100   SINA.com*^                                                                2,800,308
     77,900   Sohu.com Inc.*^                                                           2,338,558
    147,942   Take-Two Interactive Software, Inc.*                                      4,404,233
                                                                                      -----------
                                                                                       21,840,223
                                                                                      -----------
              TOTAL COMMON STOCKS (COST $55,854,227)                                   76,656,550
                                                                                      -----------

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2003
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
  ------                                                                                 -----
              SHORT-TERM INVESTMENTS                                      13.8%
--------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS              13.5%
$12,500,000   Federal Home Loan Bank, 0.65%, 9/2/2003                                 $12,499,774
                                                                                      -----------
              Total U.S. Government Agency Obligations                                 12,499,774
                                                                                      -----------
              VARIABLE RATE DEMAND NOTES #                     0.3%
     15,958   American Family Financial Services, Inc., 0.7308%                            15,958
    242,489   Wisconsin Corporate Central Credit Union, 0.78%                             242,489
                                                                                      -----------
              Total Variable Rate Demand Notes                                            258,447
                                                                                      -----------

              TOTAL SHORT-TERM INVESTMENTS
              (COST $12,758,221)                                                       12,758,221
                                                                                      -----------
              TOTAL INVESTMENTS (COST $68,612,448)                        96.7%        89,414,771
                                                                                      -----------
              OTHER ASSETS, LESS LIABILITIES                               3.3%         3,092,281
                                                                                      -----------
              TOTAL NET ASSETS                                           100.0%       $92,507,052
                                                                                      -----------
                                                                                      -----------

* Non-income producing security.

^ Foreign security.

# Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of August 31, 2003.

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2003
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (cost $68,612,448)                  $  89,414,771
    Receivable for investments sold                               2,397,352
    Receivable for capital shares sold                            1,272,039
    Interest receivable                                                 270
    Other assets                                                     26,807
                                                              -------------
        Total Assets                                             93,111,239
                                                              -------------
LIABILITIES:
    Payable for investments purchased                                 7,725
    Capital shares repurchased                                      340,611
    Payable to Adviser                                               93,731
    Accrued expenses and other liabilities                          162,120
                                                              -------------
        Total Liabilities                                           604,187
                                                              -------------
NET ASSETS                                                    $  92,507,052
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
    Capital Stock                                             $ 261,069,873
    Accumulated net realized loss on investments               (189,365,144)
    Net unrealized appreciation on investments                   20,802,323
                                                              -------------
        Total Net Assets                                      $  92,507,052
                                                              -------------
                                                              -------------
    Shares outstanding (20 billion shares of $0.001 par
      value authorized)                                          62,355,621
                                                              -------------
    Net asset value, redemption price and offering price per
      share                                                   $        1.48
                                                              -------------
                                                              -------------

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividend income                                           $     2,056
    Interest income                                               120,040
                                                              -----------
        Total Investment Income                                   122,096
                                                              -----------
EXPENSES
    Investment advisory fee                                       607,093
    Distribution expenses                                         169,986
    Administration fee                                             44,675
    Shareholder servicing and accounting costs                    292,486
    Custody fees                                                   28,427
    Federal and state registration                                 42,288
    Professional fees                                              79,323
    Reports to shareholders                                        57,126
    Directors' fees and expenses                                   40,106
    Other                                                          21,958
                                                              -----------
    Total Operating Expenses Before Expense Reductions          1,383,468
                                                              -----------
    Expense Reductions (Note 7)                                  (349,940)
                                                              -----------
        Net Expenses                                            1,033,528
                                                              -----------
NET INVESTMENT LOSS                                              (911,432)
                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments                           18,959,885
    Change in net unrealized appreciation/depreciation on
      investments                                              25,566,197
                                                              -----------
    Net realized and unrealized gain on investments            44,526,082
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $43,614,650
                                                              -----------
                                                              -----------

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                YEAR ENDED        YEAR ENDED
                                                              AUGUST 31, 2003   AUGUST 31, 2002
                                                              ---------------   ---------------
OPERATIONS:
    Net investment loss                                        $   (911,432)     $    (704,522)
    Net realized gain (loss) on investments                      18,959,885        (20,310,313)
    Change in net unrealized appreciation/depreciation on
      investments                                                25,566,197         16,699,989
                                                               ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations                                             43,614,650         (4,314,846)
                                                               ------------      -------------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
    Proceeds from shares sold                                   179,365,586          9,779,512
    Cost of shares redeemed                                    (142,564,481)       (10,390,761)
                                                               ------------      -------------
        Net increase (decrease) in net assets resulting from
          capital share transactions                             36,801,105           (611,249)
                                                               ------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS                            80,415,755         (4,926,095)

NET ASSETS:
    Beginning of period                                          12,091,297         17,017,392
                                                               ------------      -------------
    End of period                                              $ 92,507,052      $  12,091,297
                                                               ------------      -------------
                                                               ------------      -------------

                     See notes to the financial statements.

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                       DECEMBER 14, 1999(1)
                                                   YEAR ENDED        YEAR ENDED        YEAR ENDED            THROUGH
                                                 AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001     AUGUST 31, 2000
                                                 ---------------   ---------------   ---------------     ---------------
PER SHARE DATA:
Net asset value, beginning of period               $      0.60       $      0.83       $      5.54         $      10.00
                                                   -----------       -----------       -----------         ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss(2)                                (0.01)            (0.04)            (0.05)               (0.09)
   Net realized and unrealized gains (losses)
    on investments                                        0.89             (0.19)            (4.66)               (4.37)
                                                   -----------       -----------       -----------         ------------
   Total from investment operations                       0.88             (0.23)            (4.71)               (4.46)
                                                   -----------       -----------       -----------         ------------
Net asset value, end of period                     $      1.48       $      0.60       $      0.83         $       5.54
                                                   -----------       -----------       -----------         ------------
                                                   -----------       -----------       -----------         ------------
Total return                                           146.67%           (27.71%)          (85.02%)(4)          (44.60%)(3)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                       $92,507,052       $12,091,297       $17,017,392         $127,779,557
   Ratio of gross operating expenses to average
    net assets                                           2.85%(5)          5.29%(5)          2.99%(6)             2.30%(6)(7)
   Ratio of net operating expenses to average
    net assets                                           2.13%(5)          4.60%(5)          2.82%(6)             2.00%(6)(7)
   Ratio of net investment loss to average net
    assets reflecting gross operating expenses          (2.60%)(5)        (5.06%)(5)        (2.42%)(6)           (1.85%)(6)(7)
   Ratio of net investment loss to average net
    assets reflecting net operating expenses            (1.88%)(5)        (4.37%)(5)        (2.25%)(6)           (1.55%)(6)(7)
   Portfolio turnover rate                             363.27%         1,080.63%           347.84%              195.24%

---------

(1) Commencement of operations.

(2) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3) Not annualized.

(4) If certain losses had not been assumed by the affiliate, total return would have been lower by less than 0.01%.

(5) The net operating expense ratio and the net investment loss ratio includes expense reductions from fees paid indirectly with brokerage commissions.

(6) The net operating expense ratio and the net investment loss ratio includes expense reimbursements made by the Adviser.

(7) Annualized.

                     See notes to the financial statements.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2003
--------------------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF FUND

Jacob Internet Fund Inc. (the 'Corporation'), was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one 'diversified' series, the Jacob Internet Fund (the 'Fund') and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital. The Fund commenced operations on December 14, 1999.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

   (a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded except those traded on the NASDAQ NMS and Small Cap exchanges, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Securities traded on the NASDAQ NMS and Small Cap exchanges are valued at the NASDAQ Official Closing Price ('NOCP'). Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security's fair value.

   (b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

   (c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   (d) Distributions to Shareholders -- The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2003
--------------------------------------------------------------------------------

   (e) Federal Income Taxes -- The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

At August 31, 2003, there were twenty billion shares, $0.001 par value, authorized.

Transactions in shares of the Fund were as follows:

                                                                   YEAR ENDED
                                                                AUGUST 31, 2003
                                                          ----------------------------
                                                             SHARES         AMOUNT
                                                             ------         ------
Sales                                                      181,576,002   $ 179,365,586
Redemptions                                               (139,216,257)   (142,564,481)
                                                          ------------   -------------
Net Increase                                                42,359,745   $  36,801,105
                                                          ------------   -------------
                                                                         -------------
SHARES OUTSTANDING:
    Beginning of period                                     19,995,876
                                                          ------------
    End of period                                           62,355,621
                                                          ------------
                                                          ------------

                                                                    YEAR ENDED
                                                                 AUGUST 31, 2002
                                                            --------------------------
                                                              SHARES         AMOUNT
                                                              ------         ------
Sales                                                        12,022,202   $  9,779,512
Redemptions                                                 (12,540,592)   (10,390,761)
                                                            -----------   ------------
Net Decrease                                                   (518,390)  $   (611,249)
                                                            -----------   ------------
                                                                          ------------
SHARES OUTSTANDING:
    Beginning of period                                      20,514,266
                                                            -----------
    End of period                                            19,995,876
                                                            -----------
                                                            -----------

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2003
--------------------------------------------------------------------------------

NOTE 4 -- INVESTMENT TRANSACTIONS

During the year ended August 31, 2003, purchases and sales of investment securities (excluding short-term investments) for the Fund were $154,321,744 and $134,254,049, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy for the year ended August 31, 2003.

At August 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments.......................................  $   73,482,494
                                                            --------------
                                                            --------------
Gross unrealized appreciation.............................      24,564,518
Gross unrealized depreciation.............................      (8,632,241)
                                                            --------------
Net unrealized appreciation...............................  $   15,932,277
                                                            --------------
                                                            --------------
Undistributed ordinary income.............................        --
Undistributed long-term capital gain......................        --
                                                            --------------
Total distributable earnings..............................  $     --
                                                            --------------
                                                            --------------
Other accumulated losses..................................  $ (184,495,098)
                                                            --------------
Total accumulated losses..................................  $ (168,562,821)
                                                            --------------
                                                            --------------

At August 31, 2003, the Fund had an accumulated net realized capital loss carryover of $182,044,805, of which $92,168,445 expires in 2009 and $89,876,360 expires in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund. In addition, the Fund realized, on a tax basis, post October losses through August 31, 2003 of $2,450,293, which are not recognized for tax purposes until the first day of the following fiscal year.

The Fund made no distributions during the fiscal year ended August 31, 2003.

NOTE 5 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the 'Agreement') with Jacob Asset Management of New York LLC (the 'Adviser'), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund's average daily net assets.

The Adviser voluntarily deferred receipt of all or part of its advisory fee and/or absorbed the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses, did not exceed 2.00% of its average daily net assets from September 1, 2000 -
December 31, 2000.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2003
--------------------------------------------------------------------------------

To the extent that the Adviser has deferred or absorbed expenses, it may seek payment of such deferred fees or reimbursement of such absorbed expenses for three years after the year in which fees were deferred or expenses were absorbed. The Fund will make no such payment or reimbursement, however, if the total annual Fund operating expenses exceed 2.00%.

Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

YEAR OF EXPIRATION                                      AMOUNT
------------------                                      ------
August 31, 2004......................................  $ 79,399

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

NOTE 6 -- DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the 'Plan'), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Funds' average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ('Shareholder Servicing'). The Plan also provides for a distribution fee equal to 0.10% of the Fund's average daily net assets on an annual basis. Such a fee is paid in part to Quasar Distributors, LLC, the Fund's distributor, with the balance paid at the direction of the Adviser to broker-dealers, other financial professionals whose clients are Fund shareholders, and for providing distribution assistance and promotional support to the Fund. The Fund incurred $169,986 in expenses pursuant to the 12b-1 Plan for the year ended August 31, 2003.

NOTE 7 -- EXPENSE REDUCTIONS

The Adviser has directed certain of the Fund's portfolio trades to brokers that paid a portion of the Fund's expenses. For the year ended August 31, 2003, the total expenses of the Fund were reduced $349,940 under this arrangement. In accordance with the requirements of the Securities and Exchange Commission, such amounts are required to be shown as an expense and have been included in each of the service provider fees in the Statement of Operations.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of the JACOB INTERNET FUND INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Jacob Internet Fund Inc. (the Fund), as of August 31, 2003, the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jacob Internet Fund Inc. at August 31, 2003, and the results of its operations for the year then ended, and changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                            ERNSTYOUNGLLP

Milwaukee, Wisconsin
September 24, 2003

                             ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS

    The business and affairs of the Fund are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors of the Corporation is set forth below. The Statement of Additional Information includes additional information about the Corporation's Directors and Officers and is available, without charge, upon request by calling toll-free 1-888-Jacob-fx (1-888-522-6239).

                                                                                                 NUMBER OF
                                                      TERM OF                                   PORTFOLIOS
                                                     OFFICE &                                     IN FUND         OTHER
                                    POSITION(S)      LENGTH OF                                    COMPLEX     DIRECTORSHIPS
                                    HELD WITHIN        TIME      PRINCIPAL OCCUPATION DURING     OVERSEEN        HELD BY
    NAME, ADDRESS AND AGE         THE CORPORATION    SERVED(1)         PAST FIVE YEARS          BY DIRECTOR      DIRECTOR
    ---------------------         ---------------    ---------         ---------------          -----------      --------
INDEPENDENT DIRECTORS:

William B. Fell ..............       Director          Since    Manager, Financial Analysis,          1            None
19 West 34th Street,                                   1999     Food and Support Services
Suite 816A                                                      Division of ARAMARK
New York, New York 10001                                        Corporation since March 2003;
Age: 34                                                         Director of Forecasting and
                                                                Financial Systems, March
                                                                2002 - March 2003; Manager,
                                                                Accounting Services, September
                                                                1996 - March 2002; Senior
                                                                Accountant, March 1995 -
                                                                September 1996, Maritrans
                                                                Inc.; Senior Accountant, Ernst
                                                                & Young LLP, September 1994 -
                                                                March 1995.

Christopher V. Hajinian ......       Director          Since    Self-Employed attorney;               1            None
19 West 34th Street,                                   1999     Litigation associate attorney,
Suite 816A                                                      Naulty, Scaricamazza &
New York, New York 10001                                        McDevitt Ltd., September
Age: 34                                                         1996 - August 1999.

Jeffrey I. Schwarzschild .....       Director          Since    Associate attorney, Law Office        1            None
19 West 34th Street,                                   1999     of Mark E. Merin since April
Suite 816A                                                      2003; Associate attorney,
New York, New York 10001                                        Goldstein, Gellman, Melbostad,
Age: 32                                                         Gibson & Harris, LLP
                                                                ('Goldstein Gellman') June
                                                                2001 - March 2003; Consultant,
                                                                International Venture
                                                                Associates (high-level
                                                                strategic consulting and
                                                                business development firm),
                                                                February 2000 - June 2001.
                                                                Associate attorney, Goldstein
                                                                Gellman from February 1999
                                                                through February 2000; worked
                                                                as a contract attorney for
                                                                several San Francisco Bay area
                                                                firms, 1997-1999.

                                                        (continued on next page)

(continued from previous page)

                                                                                                 NUMBER OF
                                                      TERM OF                                   PORTFOLIOS
                                                     OFFICE &                                     IN FUND         OTHER
                                    POSITION(S)      LENGTH OF                                    COMPLEX     DIRECTORSHIPS
                                    HELD WITHIN        TIME      PRINCIPAL OCCUPATION DURING     OVERSEEN        HELD BY
    NAME, ADDRESS AND AGE         THE CORPORATION    SERVED(1)         PAST FIVE YEARS          BY DIRECTOR      DIRECTOR
    ---------------------         ---------------    ---------         ---------------          -----------      --------
INTERESTED DIRECTORS(3):
Ryan I. Jacob(2)(3) ..........       Director,         Since    Chairman and Chief Executive          1            None
19 West 34th Street,            President, Chairman    1999     Officer of the Adviser; Chief
Suite 816A                       of the Board and               Portfolio Manager of The
New York, New York 10001          Chief Executive               Internet Fund, Inc. from
Age: 34                               Officer                   December 1997 - June 1999;
                                                                Analyst for Horizon Asset
                                                                Management from 1994 - August
                                                                1998.

Leonard S. Jacob, M.D.,
Ph.D.(2)(4) ..................       Director          Since    Chairman and Chief Executive          1       Macromed Inc.,
1787 Sentry Park West,                                 1999     Officer, InKine Pharmaceutical                   Carelift
Building 18, Suite 440,                                         Company, Inc. since November                  International
Blue Bell, Pennsylvania 19422                                   1997; President and Chief                     (a non-profit
Age: 54                                                         Executive Officer, Sangen                     medical relief
                                                                Pharmaceutical Company since                  organization),
                                                                June 1996; Independent                        Recording for
                                                                Consultant to various                         the Blind and
                                                                biotechnology companies since                   Dyslexic,
                                                                June 1996; Co-founder and                     Saving Face (a
                                                                Chief Operating Officer,                        non-profit
                                                                Magainin Pharmaceutical Inc.                   organization
                                                                1989 - 1996; Worldwide V.P.                    for facially
                                                                SmithKline Beckman, 1985-1989.                  disfigured
                                                                                                                children).

OFFICERS:
Francis J. Alexander .........    Vice President,      Since    Member of the Adviser and           N/A            N/A
19 West 34th Street                Secretary and       1999     portfolio manager of the Fund
Suite 816A                           Treasurer                  since inception in 1999,
New York, New York 10001                                        Director of the Fund, 1999 -
Age: 58                                                         October 17, 2003; President,
                                                                Alexander Capital Management,
                                                                Inc., March 1985 to present;
                                                                Managing Member, ACMG, LLC
                                                                (registered investment
                                                                adviser), October 1999 to
                                                                present; Director and
                                                                portfolio manager, 1998 - March
                                                                2002, chairman of investment
                                                                committee, March 1999 - March
                                                                2002, Lepereq, de Neuflize &
                                                                Co. Inc. (financial services
                                                                company in investment advisory
                                                                and broker/dealer business).

                                                        (continued on next page)

(continued from previous page)

                                                                                                 NUMBER OF
                                                      TERM OF                                   PORTFOLIOS
                                                     OFFICE &                                     IN FUND         OTHER
                                    POSITION(S)      LENGTH OF                                    COMPLEX     DIRECTORSHIPS
                                    HELD WITHIN        TIME      PRINCIPAL OCCUPATION DURING     OVERSEEN        HELD BY
    NAME, ADDRESS AND AGE         THE CORPORATION    SERVED(1)         PAST FIVE YEARS          BY DIRECTOR      DIRECTOR
    ---------------------         ---------------    ---------         ---------------          -----------      --------
Darren Chervitz ..............      Anti-Money         Since    Director of Research for the        N/A            N/A
19 West 34th Street                 Laundering         2003     Adviser and the Fund since
Suite 816A                      Compliance Officer              July 1999; financial editor
New York, New York 10001                                        and reporter, CBS MarketWatch,
Age: 29                                                         August 1996 - July 1999;
                                                                technology stock analyst,
                                                                ZDTV, August 1990 - July 1999.

---------

(1) Each Director holds office during the lifetime of the Fund until their termination or until the election and qualification of his successor.

(2) Ryan I. Jacob and Leonard S. Jacob are related to each other as nephew and uncle, respectively.

(3) Ryan I. Jacob is deemed to be an 'interested person' of the Fund (as defined in the 1940 Act) because of his affiliation with the Adviser.

(4) Under the 1940 Act definition of 'interested person,' Leonard S. Jacob qualifies as an independent director. Since the Fund's inception, Dr. Jacob acted and served in the role of independent director. In October 2003, the Board of Directors voted to re-classify Dr. Jacob as an interested Director as a result of a new 'best practice' corporate governance recommendation for mutual funds.

                                 Jacob Internet
                                   Fund Inc.


                               Investment Advisor
                     Jacob Asset Management of New York LLC

                        Administrator and Transfer Agent
                               and Dividend Agent
                        U.S. Bancorp Fund Services, LLC

                          Underwriter and Distributor
                            Quasar Distributors, LLC

                                   Custodian
                                U.S. Bank, N.A.

                              Independent Auditors
                               Ernst & Young LLP

                           [Jacob Internet Fund Logo]


This report has been prepared for the information of shareholders of the Jacob Internet Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Fund's objectives, policies, management, records and other information.


                     Jacob Asset Management of New York LLC
              19 West 34th Street, Suite 816A, New York, NY, 10001
                            1-888-Jacob-fx (522-6239)
                              www.JacobInternet.com


                                 Annual Report
                                August 31, 2003

Item 2. Code of Ethics.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer and posted its code of ethics on its Internet website: www.jacobinternet.com.

Item 3. Audit Committee Financial Expert.
-----------------------------------------

The registrant's board of directors has determined that William B. Fell possesses the technical attributes to qualify as an "audit committee financial expert" serving on the registrant's audit committee and designated William B. Fell as the "audit committee financial expert." Mr. Fell is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

Item 5. Audit Committee of Listed Registrants.
----------------------------------------------

Not applicable to open-end investment companies.

Item 6. [Reserved]
------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
-------------------------------------------------------------------------
Management Investment Companies.
--------------------------------

Not applicable to open-end investment companies.

Item 8. [Reserved]
------------------

Item 9. Controls and Procedures.
--------------------------------

(a) The registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report. Based on their review, the registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer determined that the procedures are effectively designed to ensure that material information relating to the registrant is made known to them by others within the registrant and by the registrant's service providers.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.
------------------

(a)  Any code of ethics or amendment thereto. Filed herewith.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         (Registrant) Jacob Internet Fund Inc.
                      ----------------------------------------
         By (Signature and Title)   /s/ Ryan Jacob
                                  ---------------------------------------------
                                         Ryan Jacob, President

         Date     11/3/03
                ----------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)    /s/ Ryan Jacob
                                  ---------------------------------------------
                                          Ryan Jacob, President

         Date     11/3/03
               ------------------------------------------------

         By (Signature and Title)    /s/ Francis Alexander
                                  ---------------------------------------------
                                          Francis Alexander, Treasurer

         Date     11/3/03
               ------------------------------------------------